Interim Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets
Cash at banks	$ 1,886,341	$ 2,365,532
Accounts receivable, net	1,740,270	1,411,316
Contract assets	5,088,739	2,295,062
Deferred offering costs		463,529
Deposits and prepayments	211,564	2,590
Total current assets	8,926,914	6,538,029
Non-current assets
Machineries and equipment, net	1,972,307
Prepayments	731,410
Deferred tax assets	23,681	12,829
Total non-current assets	2,727,398	12,829
Total assets	11,654,312	6,550,858
Current liabilities
Accounts payable	(1,383,360)	(413,492)
Contract liabilities	(871,827)
Due to directors		(1,975,617)
Accrued expenses	(241,946)	(261,750)
Income tax payable	(455,947)	(439,706)
Total current liabilities	(2,953,080)	(3,090,565)
Total liabilities	(2,953,080)	(3,090,565)
Shareholders’ equity
Ordinary shares, 500,000,000 shares authorized; USD0.0001 par value, 14,225,000 and 12,500,000 shares issued and outstanding, as of September 30, 2025 and March 31, 2025 respectively	1,423	1,250
Additional paid in capital	5,258,089	164,103
Retained earnings	3,441,720	3,294,940
Total shareholders’ equity	8,701,232	3,460,293
Total liabilities and shareholders’ equity	$ 11,654,312	$ 6,550,858